Pension and Postretirement Benefit Plans (Tables)	3 Months Ended
Mar. 31, 2012
Pension and Postretirement Benefit Plans [Abstract]
Components of net periodic benefit cost

	Three Months Ended March 31,
	2012			2011
	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits	Pension Benefits	Foreign Pension Benefits	Postretirement Benefits
Service cost	$—	$—	$—	$—	$—	$—
Interest cost	0.2	2.4	0.2	0.2	2.4	0.2
Expected return on plan assets	—	(3.0)	—	—	(2.9)	—
Amortization of actuarial loss	—	0.5	—	—	0.3	—

Net period benefit cost	$0.2	$(0.1)	$0.2	$0.2	$(0.2)	$0.2